Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014	Mar. 31, 2013
Concentration Risk [Line Items]
Provision for doubtful accounts, net	$ 274	$ 73		$ (19)
Charge off provision for doubtful accounts				21
Allowances for doubtful accounts	$ 881	$ 607		$ 534	$ 574
Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.60%		[1]	15.70%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.70%	16.50%		15.80%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.40%	13.70%		11.70%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.70%	26.10%

[1]	Less than 10%